Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Supplemental Cash Flow Information Relating to Operating Leases	Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2022	2021
Cash payments for operating leases	$13,992	$14,067
Right-of-use assets obtained in exchange for operating lease liabilities	—	50,611

Schedule of Future Lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2022 were as follows:

2023	$10,926
2024	11,088
2025	9,136
2026	9,193
2027	9,554
Thereafter	46,915
Total future lease payments	96,812
Less: Imputed interest	38,303
Total lease liability balance	$58,509